Selected Quarterly Financial Data (Unaudited) Selected Quarterly Financial Date (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information (Unaudited)
NOTE 16 — SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables sets forth certain unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 (in thousands, except per share data):

	Three Months Ended
	Mar 31, 2016	Jun 30, 2016	Sep 30, 2016	Dec 31, 2016	Mar 31, 2017	Jun 30, 2017	Sep 30, 2017	Dec 31, 2017
Net sales and operating revenues	$72,951	$86,526	$98,844	$106,827	$159,073	$209,365	$225,379	$265,053
Gross profit	$3,957	$6,037	$6,766	$2,437	$9,746	$16,039	$20,416	$21,890
Net loss	$(17,325)	$(18,108)	$(21,985)	$(35,694)	$(38,439)	$(38,870)	$(39,769)	$(47,238)
Net loss attributable to Carvana Co.	$(17,325)	$(18,108)	$(21,985)	$(35,694)	$(38,439)	$(14,542)	$(4,380)	$(5,480)

Net loss per share of Class A common stock, basic and diluted (1)(2)	$(0.13)	$(0.13)	$(0.16)	$(0.26)	$(0.28)	$(0.28)	$(0.29)	$(0.45)

(1) The sum of the four quarters may differ from the annual amount due to rounding.
(2) Amounts for periods prior to the initial public offering have been retrospectively adjusted to give effect to 15.0 million shares of Class A common stock issued in the initial public offering and the Organizational Transactions described in Note 1.